Income Taxes (Details) ¥ / shares in Units, $ / shares in Units, د.إ in Thousands, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 AED (د.إ)	Jun. 30, 2023 CNY (¥) ¥ / shares
Income Taxes [Line Items]
Statutory income tax rate percentage	25.00%	25.00%	25.00%	25.00%
Profit tax percentage	17.50%	17.50%	17.50%	(0.80%)
Preferential tax rate	¥ 3,610	$ 497		¥ 33,058
Impacts on basic EPS | (per share)	¥ 0.1	$ 0		¥ 0.8
Impacts on dilutive EPS | (per share)	¥ 0.1	$ 0		¥ 0.8
High and New Technology Enterprise (“the HNTE”) [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
Holgus [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
Kashgar [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
PRC Income Tax Laws [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	25.00%	25.00%	25.00%
From 2018 to 2024 [Member] | SG [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
From 2017 to 2026 [Member] | HX [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
From 2017 to 2026 [Member] | WLT [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
From 2016 to 2024 [Member] | LH [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
From 2017 to 2021 [Member] | Holgus X [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
From 2022 to 2026 [Member] | Holgus X [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
From 2016 to 2020 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
From 2021 to 2025 [Member] | Kashgar Times [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
From 2026 to 2030 [Member] | Holgus H [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
From 2026 to 2030 [Member] | Kashgar Lehong [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
From 2026 to 2030 [Member] | Holgus H [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
From 2026 to 2030 [Member] | Kashgar Lehong [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
Singapore [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	17.00%	17.00%	17.00%
Dubai [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	9.00%	9.00%	9.00%
Statutory income tax (in Dirhams)			د.إ 375,000
Hong Kong [Member]
Income Taxes [Line Items]
Profit tax percentage	16.50%	16.50%	16.50%